CASH, CASH EQUIVALENTS AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
CASH, CASH EQUIVALENTS AND INVESTMENTS
Schedule showing break-down of the Company's total long-term investments

	Accounting Method	December 31, 2013	December 31, 2012
		(in thousands)
Cortina	Cost Method	$3,348	$3,348
GCT SemiConductor, Inc.	Cost Method	811	811
Xalted Networks	Cost Method	22	279
SBI	Cost Method	1,900	2,306
iTV Media Inc.(1)	Cost Method	—	14,894

Investment using Cost Method Total		6,081	21,638

ACELAND	Equity Method	2,109	2,109
Beijing Bodashutong Technology	Equity Method	—	577
iTV Media Inc.(1)	Equity Method	5,308	—
Shareholder Loan to ACELAND	Equity Method	7,119	7,119

Investment using Equity Method Total		14,536	9,805

iTV Media Inc.	Available for sale	25,971	3,000
AioTV	Available for sale	8,000	8,000
UTStarcom Hong Kong Holdings Ltd	Available for sale	20,000	20,000

Investments Classified as available-for-sale Total		53,971	31,000

Total Investment		$74,588	$62,443

(1)
On January 2, 2013, iTV issued another convertible bond to the Company for cash in the principal amount of $5.0 million with a maturity date of December 31, 2013 (extended to December 31, 2015), which triggered a reassessment of the Company's previous cost method accounting for its investment in the preference shares. Due to the additional convertible bond investment, the preference shares of iTV Media owned by the Company now substantively participated in the risks and rewards of iTV Media, irrespective of the liquidation preferences, and were considered as in-substance common stock. Therefore, the Company concluded the equity method criteria had been met and the equity accounting commenced in the first quarter of 2013.

CASH, CASH EQUIVALENTS AND INVESTMENTS
Summary of condensed financial information of iTV Media

	(Unaudited) Condensed Year Ended December 31, 2011	(Unaudited) Condensed Year Ended December 31, 2012	Condensed Year Ended December 31, 2013
	(In thousands)	(In thousands)	(In thousands)
Operating data:
Revenue	$159	$165	$1,984
Gross profit	$(243)	$(1,835)	$(3,164)
Loss from operations	$(5,795)	$(13,210)	$(16,354)
Net loss	$(5,953)	$(13,460)	$(18,170)
Net loss attributable to non-controlling interest	$(36)	$(663)	$(2,228)

	(Unaudited) Year Ended December 31, 2011	(Unaudited) Year Ended December 31, 2012	Year Ended December 31, 2013
	(In thousands)	(In thousands)	(In thousands)
Balance sheet data:
Current assets	$13,693	$4,849	$8,712
Long-term assets	$28,133	$30,151	$37,538
Current liabilities	$(1,867)	$(5,325)	$(1,384)
Long-term liabilities	$(20,341)	$(23,371)	$(56,047)
Non-controlling interests	$(16)	$584	$2,822

Summary of available-for-sales investments:

	Amortized cost	Realized Losses for More Than 12 months	Estimated fair value
	(in thousands)
Convertible bonds of privately-held company	$55,113	$9,142	$45,971
Preferred convertible shares of privately-held company	8,000	—	8,000

Total available-for-sales Investments	$63,113	$9,142	$53,971

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2013
Short-term investment	$—	$—	$—	$—

Long-term investment	$—	$—	$53,971	$53,971

As of December 31, 2012
Short-term investment	$296	$—	$—	$296

Long-term investment	$—	$—	$31,000	$31,000

Schedule of roll-forward of financial assets using unobservable inputs (Level 3)

Amount In thousands
As of December 31, 2011	$—

Invested in Preferred Shares	8,000
Invested in Convertible bond	23,000
Less: Impairment Charge	—

As of December 31, 2012	31,000

Invested in Convertible bond	32,113
Less: Impairment Charge	(9,142)

As of December 31, 2013	$53,971

UTStarcom Hong Kong Holdings Ltd.
CASH, CASH EQUIVALENTS AND INVESTMENTS
Schedule of significant inputs for the valuation model used to estimate fair value of investments

Years Ended December 31
Total fair value of Invested capital as at valuation date	38,000
Risk free rate of interest	1.99%
Dividend Yield	3%
Maturity Date	2017/8/30
Volatility	62%

iTV
CASH, CASH EQUIVALENTS AND INVESTMENTS
Schedule of significant inputs for the valuation model used to estimate fair value of investments

Years Ended December 31
Total fair value of Invested capital as at valuation date	$32,000
Risk free rate of interest	1.0%
Dividend Yield	0%
Maturity Date	2015/12/31
Volatility	64.3%